MORTGAGE NOTES PAYABLE (Scheduled Principal Payments of Mortgage Notes Payable) (Detail) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Nine months remaining in 2020	$ 20,215,786
2020		$ 29,166,847
2021	23,422,230	16,892,476
2022	18,055,459	18,472,632
2023	3,611,091	1,783,291
2024	10,365,425	24,813,868
Thereafter	52,332,729	52,329,934
Total	128,002,720	143,459,048
Presidio Property Trust, Inc. Notes Payable
Debt Instrument [Line Items]
Nine months remaining in 2020	10,312,547
2020		16,871,952
2021	10,472,745	4,960,217
2022	9,710,259	10,055,657
2023	1,422,043	1,783,291
2024	10,365,425	24,813,868
Thereafter	52,332,729	52,329,934
Total	94,615,748	110,814,919
Model Home
Debt Instrument [Line Items]
Nine months remaining in 2020	9,903,239
2020		12,294,895
2021	12,949,485	11,932,259
2022	8,345,200	8,416,975
2023	2,189,048	0
2024	0	0
Thereafter	0	0
Total	$ 33,386,972	$ 32,644,129